Jan. 28, 2021
TCM Small Cap Growth Fund
TCM Small Cap Growth Fund
Investment Objective
The TCM Small Cap Growth Fund (the “Small Cap Fund” or the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Small Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees(fees paid directly from your investment)
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution (12b-1) Fees	None
Other Expenses	0.14%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	0.95%

Example
This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Fund	$97	$303	$525	$1,166

Portfolio Turnover
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Fund’s performance. During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 111% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small capitalization (“small cap”) companies. The Small Cap Fund defines small cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2000® Index. The Advisor uses fundamental research to identify companies with the potential for superior earnings growth and sustainable valuations. The Advisor’s intensive bottom-up, fundamental research drives stock selection, which the Advisor believes is key to generating excess returns.
Most of the Small Cap Fund’s assets will be invested in U.S. common stocks that the Advisor expects will experience long-term, above average earnings growth. The Small Cap Fund may at times invest a significant portion of its assets (greater than 25%) in specific sectors of the economy, such as in the technology and health care sectors, respectively. The Small Cap Fund may also invest up to 20% of its net assets in equity securities of foreign issuers, including issuers located in emerging markets that are American Depositary Receipts (“ADRs”) or traded on a U.S. stock exchange, when consistent with the Small Cap Fund’s investment objective. The Advisor may sell a security for different reasons including when its price reaches a target set by the Advisor or if the Advisor believes that other investments are more attractive.

Principal Risks
There is the risk that you could lose all or a portion of your investment in the Small Cap Fund. The following risks are considered principal to the Small Cap Fund and could affect the value of your investment in the Fund:

•Equity Securities Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•Small- and Medium-Sized Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

•Growth Stock Risk: Growth stocks tend to be more volatile than certain other types of stocks and their prices may fluctuate more dramatically than the overall stock market. Growth-oriented funds may underperform when value investing is in favor.
The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•Foreign Securities and Emerging Markets Risk: Foreign securities are subject to increased risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•Management Risk: The Advisor may fail to implement the Small Cap Fund’s investment strategies and meet its investment objective.

•Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Small Cap Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.
•Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders.

•Sector Emphasis Risk: This is the risk that the Small Cap Fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector that the Small Cap Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.
◦Health Care Sector Risk: The profitability of companies in the health care sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments.
◦Technology Company Risk: Although technology companies are found among a broad range of industries, they often face unusually high price volatility and losses can be significant. Technology companies may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology.
Performance
The following performance information indicates some of the risks of investing in the Small Cap Fund. The information below also illustrates how the Small Cap Fund’s performance has varied from year to year and the risks of investing in the Small Cap Fund by showing its highest and lowest quarterly returns. The table below illustrates how the Small Cap Fund’s average annual total returns for 1, 5 and 10 years compare with a broad-based securities index. The Small Cap Fund’s past performance, before and after taxes, is not necessarily an indication of how the Small Cap Fund will perform in the future. Updated performance is available on the Small Cap Fund’s website at www.tyghcap.com/mutual-fund.
Small Cap Fund Calendar Year Total Return as of December 31

Highest Quarterly Return:	Q2, 2020	28.32%

Lowest Quarterly Return:	Q1, 2020	-26.02%

Average Annual Total Returns as of December 31, 2020

	1 Year	5 Year	10 Year	Since Inception (10/1/04)
TCM Small Cap Growth Fund
Return Before Taxes	27.92%	18.38%	14.36%	11.99%
Return After Taxes on Distributions	25.90%	16.04%	11.45%	10.03%
Return After Taxes on Distributions and Sale of Fund Shares	17.80%	14.06%	10.62%	9.37%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	34.63%	16.36%	13.48%	10.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.